Insurance Subsidiary Financial Information and Regulatory Matters - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Statutory Accounting Practices [Line Items]
Amount of dividend our subsidiaries could pay in 2013 without obtaining regulatory approval				$ 1,100
Dividends received from insurance subsidiaries		0	0	0	0	0
Maximum potential amount of future obligation				953	849
Percentage of universal life insurance reserves subject to new regulations				11.00%
Statutory contingency reserve, annual additions, percentage of earned premiums, minimum				50.00%
Minimum loss ratio requirement to hold statutory contingency reserve				35.00%
Period of time when statutory contingency reserve has to be held, in years				10
Statutory contingency reserve				6
Maximum risk-to-capital ratio				25
Risk-to-capital ratio				36.9	32.9
Risk-to-capital ratio requirement, waiver grant date				July 31, 2014	January 31, 2011
Amount of subsidiary common shares distributed as a capital contribution	11
Assets		112,075		113,312	112,187
Government Guarantee Agreement
Statutory Accounting Practices [Line Items]
Percentage of original principal amount of insured loan to be guaranteed				10.00%
Assets				985	719
U.S. domiciled life insurance subsidiaries
Statutory Accounting Practices [Line Items]
Impact of permitted practices on combined statutory capital and surplus				598	618
Consolidated RBC ratio				430.00%	405.00%
Domestic insurance subsidiaries
Statutory Accounting Practices [Line Items]
Dividends received from insurance subsidiaries				374	12	47
Dividends received from our domestic insurance subsidiaries, amount deemed "extraordinary"				175	0	20
Amount of subsidiary common shares distributed as a capital contribution	230
International insurance subsidiaries
Statutory Accounting Practices [Line Items]
Dividends received from insurance subsidiaries				240	414	312
Combined statutory capital and surplus				8,076	7,683
Cash capital contribution	21
Combined statutory net income (loss)				1,190	1,194	715
Statutory capital and surplus required				3,755	3,701
Increase (decrease) in statutory capital				338	339
Domestic subsidiaries | Captive life reinsurance subsidiaries
Statutory Accounting Practices [Line Items]
Combined statutory capital and surplus				1,204	1,518
Guarantees provided to third parties
Statutory Accounting Practices [Line Items]
Maximum potential amount of future obligation				65	65
Rivermont Insurance Company I
Statutory Accounting Practices [Line Items]
Maximum potential amount of future obligation				95
Limited Guarantee Provided to a subsidiary accounted for as a derivative				$ 1	$ 6